Cover	Mar. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2024
Entity File Number	000-12561
Entity Registrant Name	CHINA SOLAR & CLEAN ENERGY SOLUTIONS, INC.
Entity Central Index Key	0000717588
Entity Tax Identification Number	95-3819300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2 Valley View Drive
Entity Address, City or Town	Avon
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14414
City Area Code	315
Local Phone Number	451-7515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false